As filed with the Securities and Exchange Commission on June 26, 2018

1933 Act Registration No. 333-207937

1940 Act Registration No. 811-23108

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 66	[X]

and/or

Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 71	[X]

Amplify ETF Trust

(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 464-7600

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to Amplify Advanced Battery Metals and Materials ETF, a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on June 26, 2018.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon Chairman of the Board of Trustees President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Christian Magoon	President and Chief Executive Officer	June 26, 2018
Christian Magoon

Michael DiSanto*	) Trustee )
	)	By: /s/ Christian Magoon
John Phillips*	) Trustee )	Christian Magoon Attorney-In-Fact
	)	June 26, 2018
Rick Powers*	) Trustee )
)
Mark Tucker*	) Trustee )
)

*	Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit.

Index to Exhibits

(101)	Risk/return summary in interactive data format